Restatement of statements of cash flows (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Error Corrections And Prior Period Adjustment Restatement [Line Items]
Receipts from Bitcoin mining revenue		$ 0
Net cash from/(used in) operating activities	$ (161,206)	(81,505)
Proceeds from sale of Bitcoin mined	304,300	129,394
Net cash from/(used in) investing activities	$ (706,011)	(58,591)
Previously Reported
Schedule Of Error Corrections And Prior Period Adjustment Restatement [Line Items]
Receipts from Bitcoin mining revenue		129,394
Net cash from/(used in) operating activities		47,889
Proceeds from sale of Bitcoin mined		0
Net cash from/(used in) investing activities		(187,985)
Adjustments
Schedule Of Error Corrections And Prior Period Adjustment Restatement [Line Items]
Receipts from Bitcoin mining revenue		(129,394)
Net cash from/(used in) operating activities		(129,394)
Proceeds from sale of Bitcoin mined		129,394
Net cash from/(used in) investing activities		$ 129,394